PROSPECTUS SUPPLEMENT

May 1, 2026

FOR

EXECUTIVE BENEFITS (COLI) VUL

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2015 and supplement dated May 1, 2020 for Executive Benefits VUL, a corporate owned variable universal life insurance policy issued through The Guardian Separate Account N.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at: https://Guardianlife.onlineprospectus.net/Guardianlife/coli_vul/?ctype=supplement. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to MyCareRequest@guardianlife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein, L.P.	1.20%	6.03%	3.02%	9.80%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio (Class S) Fred Alger Management, LLC	1.19%	32.52%	16.04%	17.86%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	0.99%	19.42%	5.51%	7.33%
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.07%	4.08%	4.23%	7.24%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	29.12%	18.15%	12.94%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-5.71%	2.61%	4.04%

			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio (Service Class 2) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%	10.31%	4.00%	5.34%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
The Fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.83%	12.25%	N/A	N/A
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A

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			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	6.61%	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	14.76%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.45%	5.35%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
The Fund seeks total return with an emphasis on high current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.81%	6.87%	-0.82%	N/A

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			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) Invesco Advisers, Inc.	1.06%	N/A	N/A	N/A
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund (Series II) Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Services Shares) Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio (Service Share) Janus Henderson Investors US LLC	1.08%	6.29%	8.43%	8.40%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Capital growth.	LVIP American Century Capital Appreciation Fund (Standard Class II) American Century Investment Management, Inc.	0.79%	6.72%	5.16%	11.47%
Long-term capital growth with income as secondary objective.	LVIP American Century Mid Cap Value Fund (Standard Class II) American Century Investment Management, Inc.	0.86%	8.99%	8.89%	9.12%
Seeks maximum long term total return, consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund (Service Class) formerly LVIP Macquarie Diversified Income Fund (Service Class) Lincoln Financial Investments Corporation (“LFI”) FIAM LLC (“FIAM”)	0.81%	6.40%	-0.65%	2.25%

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			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks maximum long term total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund (Service Class) formerly LVIP Macquarie Limited-Term Diversified Income Fund (Service Class) Lincoln Financial Investments Corporation (“LFI”) J.P. Morgan Investment Management Inc. (“JPMIM”)	0.77%	4.87%	1.55%	2.03%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.53%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.53%	17.91%	8.82%	9.05%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.53%	11.70%	4.43%	5.46%
Seeks long-term capital appreciation.	Nomura VIP Emerging Markets Series Service Class formerly Macquarie VIP Emerging Markets Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited	1.16%	80.77%	8.48%	11.86%
To seek to provide growth of capital.	Nomura VIP Small Cap Growth Series Service Class formerly Macquarie VIP Small Cap Growth Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited	1.15%	13.39%	2.20%	8.69%

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			As of December 31, 2025

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in developing markets.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in developing markets.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
Seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
[1]	There is no assurance that this Portfolio Company will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Except as set forth herein, all other provisions of the prospectus and supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

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